Pension and Post-Retirement and Post-Employment Benefits - Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost (Detail) - Post-Retirement and Post-Employment Benefits [Member] - CAD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Projected benefit obligation:
Effect of a 1% increase in health care cost trends	$ 26	$ 21
Effect of a 1% decrease in health care cost trends	$ (18)	$ (15)